S000073362 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FlexShares ESG & Climate Investment Grade Corporate Core Index Fund | FlexShares ESG & Climate Investment Grade Corporate Core Index Fund
Prospectus [Line Items]
Annual Return [Percent]	7.43%	2.02%	8.59%	(16.32%)